Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Incremental Lifetime ECL Impact) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,982	$ 1,854
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	5,403	5,295
Stage One and Two [member]
IFRS Statement [Line Items]
Probability-weighted ECLs	$ 7,385	$ 7,149